Taxes - Schedule of Company’s Effective Tax Rate (Details)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Effective Income Tax Rate Reconciliation, Percent [Abstract]
PRC statutory income tax rate		25.00%	25.00%
Effect of different tax jurisdiction		(1.10%)	(3.40%)
Non-deductible expenses	[1]	(0.50%)	(0.50%)
Change in valuation allowance		(23.60%)	(20.20%)
Effective income tax rate		(0.20%)	0.90%

[1]	Non-deductible expenses represented meal and entertainment fees not-deductible in PRC tax returns.